Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for the Three Months Ended March 31, 2020 and 2021 - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenue	$ 338
Operating expenses
Research and development	(11,311)	(13,704)
General and administrative	(6,447)	(2,928)
Loss from operations	(17,420)	(16,632)
Foreign exchange loss, net	(31)	(74)
Interest income	32	64
Interest expense	(24)	(21)
Other income		1
Loss before income tax	(17,443)	(16,662)
Income tax benefit	0	0
Net loss	(17,443)	(16,662)
Less: Net loss attributable to noncontrolling interests	(455)	(578)
Net loss attributable to BeyondSpring Inc.	$ (16,988)	$ (16,084)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.44)	$ (0.58)
Weighted average shares outstanding
Basic and diluted (in shares)	39,004,609	27,732,449
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment gain	$ 73	$ 53
Comprehensive loss	(17,370)	(16,609)
Less: Comprehensive loss attributable to noncontrolling interests	(432)	(582)
Comprehensive loss attributable to BeyondSpring Inc.	$ (16,938)	$ (16,027)